UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005
                                                      --------------------------

Check here if Amendment /  /; Amendment Number:
                                                            --------------------
   This Amendment (Check only one.):       /  /    is a restatement.
                                           /  /    adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
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Address:       11111 Santa Monica Blvd
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               Suite 1550
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               Los Angeles, CA 90025
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Form 13F File Number:  28-
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 ---------------------------------------------------------------
Title:           Chief Compliance Officer
                 ---------------------------------------------------------------
Phone:           310-231-6107
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia                   Los Angeles, CA                  2/8/06
     [Signature]                          [City, State]                   [Date]
-------------------------------------    --------------------------   ----------


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/  /      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------

Form 13F Information Table Entry Total:                 56
                                                        ------------------------

Form 13F Information Table Value Total:                 $137,875
                                                        ------------------------
                                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                           FORM 13-F INFORMATION TABLE

   COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

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                         TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED     NONE

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ALLSTATE CORP/THE                  020002101    1,011   18,703                                       18,703
                         COM                                      SH          SOLE          NONE
AON CORP                           037389103    1,733   48,200                                       48,200
                         COM                                      SH          SOLE          NONE
BOEING CO/THE                      097023105    1,536   21,873                                       21,873
                         COM                                      SH          SOLE          NONE
BRISTOL-MYERS SQUIBB CO            110122108    878     38,200                                       38,200
                         COM                                      SH          SOLE          NONE
CIGNA CORP                         125509109    1,050   9,400                                         9,400
                         COM                                      SH          SOLE          NONE
CITIGROUP INC                      172967101    1,179   24,300                                       24,300
                         COM                                      SH          SOLE          NONE
COMPUTER ASSOCIATES                204912109    1,263   44,800                                       44,800
INTERNATIONAL INC        COM                                      SH          SOLE          NONE
HEWLETT-PACKARD CO                 428236103    1,389   48,500                                       48,500
                         COM                                      SH          SOLE          NONE
LEAR CORP                          521865105    1,782   62,622                                       62,622
                         COM                                      SH          SOLE          NONE
METLIFE INC                        59156R108    1,436   29,300                                       29,300
                         COM                                      SH          SOLE          NONE
PFIZER INC                         717081103    1,252   53,700                                       53,700
                         COM                                      SH          SOLE          NONE
RENT-A-CENTER INC                  76009N100    1,047   55,500                                       55,500
                         COM                                      SH          SOLE          NONE
SARA LEE CORP                      803111103    1,261   66,700                                       66,700
                         COM                                      SH          SOLE          NONE
TJX COS INC                        872540109    1,680   72,300                                       72,300
                         COM                                      SH          SOLE          NONE
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WHIRLPOOL CORP                     963320106    1,692   20,200                                       20,200
                         COM                                      SH          SOLE          NONE
XL CAPITAL LTD                     G98255105    1,206   17,900                                       17,900
                         COM                                      SH          SOLE          NONE

ABN AMRO HOLDING    SPONSORED      000937102    3,129  119,706                                      119,706
NV                       ADR                                      SH          SOLE          NONE

ALLIED IRISH        SPON ADR       019228402      433   10,072                                       10,072
BANKS PLC           ORD                                           SH          SOLE          NONE

ALUMINA LTD         SPONSORED      022205108    3,047  139,601                                      139,601
                    ADR                                           SH          SOLE          NONE

AXA SA              SPONSORED      054536107    3,269  101,118                                      101,118
                    ADR                                           SH          SOLE          NONE

BP PLC              SPONSORED      055622104    1,756   27,341                                       27,341
                    ADR                                           SH          SOLE          NONE

BRITISH AMERICAN    SPONSORED      110448107    4,004   88,902                                       88,902
TOBACCO PLC         ADR                                           SH          SOLE          NONE

BT GROUP PLC        ADR            05577E101    2,265   59,025                                       59,025
                                                                  SH          SOLE          NONE

CANON INC                          138006309    2,722   46,272                                       46,272
                    ADR                                           SH          SOLE          NONE

CREDIT SUISSE       SPONSORED      225401108    3,901   76,565                                       76,565
GROUP               ADR                                           SH          SOLE          NONE

CRH PLC                            12626K203    3,116  105,231                                      105,231
                    ADR                                           SH          SOLE          NONE

DIAGEO PLC          SPON ADR       25243Q205        1       10                                           10
                    NEW                                           SH          SOLE          NONE

E.ON AG             SPONSORED      268780103    2,358   68,308                                       68,308
                    ADR                                           SH          SOLE          NONE
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FRANCE TELECOM SA   SPONSORED      35177Q105    2,815  113,316                                       113,316
                    ADR                                           SH          SOLE          NONE

FRONTLINE LTD       SHS            2302630      2,658   70,091                                        70,091
                                                                  SH          SOLE          NONE

GLAXOSMITHKLINE     SPONSORED      37733W105    4,221   83,620                                        83,620
PLC                 ADR                                           SH          SOLE          NONE

HONDA MOTOR CO LTD  AMERN SHS      438128308    4,293  148,196                                       148,196
                                                                  SH          SOLE          NONE

ING GROEP NV        SPONSORED      456837103    3,247   93,264                                        93,264
                    ADR                                           SH          SOLE          NONE

KONINKLIJKE PHILIPS NY REG SH      500472303    2,314   74,410                                        74,410
ELECTRONICS NV      NEW                                           SH          SOLE          NONE

KT CORP             SPONSORED      48268K101        3      155                                           155
                    ADR                                           SH          SOLE          NONE

MANULIFE FINANCIAL  COM            56501R106    3,861   65,668                                        65,668
CORP                                                              SH          SOLE          NONE


NOVARTIS AG         SPONSORED      66987V109    3,317   63,200                                        63,200
                    ADR                                           SH          SOLE          NONE

PETROCHINA CO LTD   SPONSORED      71646E100    6,374   77,769                                        77,769
                    ADR                                           SH          SOLE          NONE

PORTUGAL TELECOM    SPONSORED      737273102    2,464  244,670                                       244,670
SGPS SA             ADR                                           SH          SOLE          NONE

POSCO ADR           SPONSORED      693483109    3,417   69,011                                        69,011
                    ADR                                           SH          SOLE          NONE

REED ELSEVIER PLC   SPONSORED      758205108        2       45                                            45
                    ADR                                           SH          SOLE          NONE

REUTERS GROUP PLC   SPONSORED      76132M102        2       35                                            35
                    ADR                                           SH          SOLE          NONE
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ROYAL DUTCH SHELL   SPON ADR B     780259107    4,887   75,729                                         75,729
PLC                                                               SH          SOLE          NONE

SANOFI-AVENTIS      SPONSORED      80105N105    5,158  117,485                                        117,485
                    ADR                                           SH          SOLE          NONE

SK TELECOM ADR      SPONSORED      78440P108    2,897  142,782                                        142,782
                    ADR                                           SH          SOLE          NONE

SUEZ SA             SPONSORED      864686100    3,431  109,819                                        109,819
                    ADR                                           SH          SOLE          NONE

SYNGENTA AG         SPONSORED      87160A100    3,351  134,507                                        134,507
                    ADR                                           SH          SOLE          NONE

TELECOM CORP OF     SPONSORED      879278208    2,390   73,133                                         73,133
NEW ZEALAND LTD     ADR                                           SH          SOLE          NONE

TELEFONICA SA       SPONSORED      879382208    2,176   48,343                                         48,343
                    ADR                                           SH          SOLE          NONE

TELENOR ASA         SPONSORED      87944W105    2,417   81,795                                         81,795
                    ADR                                           SH          SOLE          NONE

TNT NV              SPONSORED      87260W101    2,107   67,360                                         67,360
                    ADR                                           SH          SOLE          NONE

TOTAL SA            SPONSORED      89151E109    2,595   20,528                                         20,528
                    ADR                                           SH          SOLE          NONE

UNILEVER PLC        SPON ADR       904767704    5,188  129,304                                        129,304
                    NEW                                           SH          SOLE          NONE

VIVENDI UNIVERSAL   SPON ADR       92851S204    3,232  102,926                                        102,926
SA                  NEW                                           SH          SOLE          NONE

VODAFONE GROUP PLC  SPONSORED      92857W100    4,515  210,313                                        210,313
                    ADR                                           SH          SOLE          NONE

WPP GROUP PLC       SPON ADR       B0N4570      3,148   58,293                                         58,293
                    0905                                          SH          SOLE          NONE
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